United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: December 31, 2006

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. MillerWashington, DCFebruary 8, 2007
______________________  _______________________________________
(Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____89_______

Form 13F Information Table Value Total: $_135,163_______
                                          (thousands)


Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
December 31, 2006

COLUMN 1COLUMN 2COLUMN 3   COLUMN 4
   VALUE
NAME OF ISSUERTITLE OF CLASSCUSIP      (X$1000)
3M CompanyCommon Stock88579Y101   635
Abbott LabsCommon Stock002824100   1,273
Air Products & ChemicalsCommon Stock009158106   1,016
AllstateCommon Stock020002101   1,465
Altria GroupCommon Stock02209S103  2,192
American International GroupCommon Stock026874107   1,609
Anadarko PetroleumCommon Stock032511107   761
AT&TCommon Stock00206R102   1,001
Automatic Data ProcessingCommon Stock053015103   848
Bank of AmericaCommon Stock060505104   2,038
BellsouthCommon Stock079860102   676
Berkshire HathawayCommon Stock084670108   1,320
Biotechnology Index FundCommon Stock464287556   1,169
Blackrock Enhanced Dividend AcMutual Funds09251A104   160
BoeingCommon Stock097023105   991
BP PLC ADRCommon Stock055622104   1,501
Bristol Myers SquibbCommon Stock110122108   287
CaterpillarCommon Stock149123101   313
Chevron TexacoCommon Stock166764100   3,215
CitigroupCommon Stock172967101   3,066
Coca ColaCommon Stock191216100   567
Colgate-Palmolive CoCommon Stock194162103   943
Comcast Cl ACommon Stock20030N101   230
ConocoPhilipsCommon Stock20825C104   2,397
Disney, WaltCommon Stock254687106   1,419
Dominion ResourcesCommon Stock25746U109   206
Dow ChemicalCommon Stock260543103   884
Duke EnergyCommon Stock26441C105   1,342
DuPontCommon Stock263534109   1,148
Eli LillyCommon Stock532457108   1,943
Emerson ElectricCommon Stock291011104  1,554
EntergyCommon Stock29364G103312
ExelonCommon Stock30161N1011,891
Exxon MobilCommon Stock30231G1023,785
Federal RealtyCommon Stock313747206221
GannettCommon Stock364730101227
General DynamicsCommon Stock369550108373
General ElectricCommon Stock3696041033,800
General MillsCommon Stock370334104547
Goldman Sachs GroupCommon Stock38141G104518
HalliburtonCommon Stock406216101740
Hartford Financial ServicesCommon Stock416515104578
Home DepotCommon Stock437076102773
HoneywellCommon Stock4385161061,542
Illinois Tool WorksCommon Stock452308109549
International Business MachineCommon Stock4592001011,907 iShares MSCI EAFE Index fundExchange Traded Funds4642874653,246 iShares MSCI Emerging Markets Exchange Traded Funds464287234516 iShares MSCI Japan Index FundExchange Traded Funds464286848714 iShares S&P 400 Midcap IndexExchange Traded Funds464287507237 iShares S&P 500 IndexExchange Traded Funds4642872001,448 iShares Trust Dow Jones US TecCommon Stock464287721468
Johnson & JohnsonCommon Stock4781601043,379
JP Morgan ChaseCommon Stock46625H1002,663
Kimberly-ClarkCommon Stock494368103829
Marathon OilCommon Stock5658491061,947
MedtronicCommon Stock585055106810
Merrill Lynch Common Stock590188108907
Microsoft Common Stock5949181041,446
Morgan StanleyCommon Stock6174464481,138
MotorolaCommon Stock620076109310
Occidental Petroleum Common Stock674599105915
Pepco HoldingsCommon Stock713291102250
PepsicoCommon Stock7134481081,823
PfizerCommon Stock717081103732
Procter & GambleCommon Stock7427181092,039
Progress EnergyCommon Stock743263105368
RaytheonCommon Stock7551115071,031
Royal Dutch Shell PLCCommon Stock780259206269
S&P 400 Midcap Index TrustExchange Traded Funds5956351031,171 S&P Technology Sector SPDRCommon Stock81369Y8031,022
Sandy Spring BancorpCommon Stock800363103465
SchlumbergerCommon Stock806857108944
Seagate TechnologyCommon StockG7945J104413
Southern Common Stock842587107654
Suncor EnergyCommon Stock867229106363
SunTrust BanksCommon Stock86791410331,882
Tate & Lyle PFC ADRCommon Stock876570607510
Texas InstrumentsCommon Stock882508104943
Time Warner Common Stock887317105484
United Parcel ServiceCommon Stock911312106652
United TechnologiesCommon Stock9130171092,876
Unitedhealth Group Common Stock91324P1023,933
VerizonCommon Stock92343V1041,891
Wal Mart StoresCommon Stock931142103409
Wells FargoCommon Stock949746101853
WyethCommon Stock9830241001,904
Xcel Energy Inc. Common Stock98389B100258
Zweig Total Return FundMutual Funds989837109119



COLUMN 1COLUMN 5 COLUMN 6   COLUMN 7     COLUMN 8
         INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUERSHARES   DISCRETION MANAGERS  SOLE  SHARED NONE
3M Company8,146   SOLE   NONE   8,146     -   -
Abbott Labs26,140   SOLE  NONE   25,440    -   700
Air Products & Chemicals14,450   SOLE   NONE   14,450    -   -
Allstate22,500   SOLE   NONE   22,050    -   450
Altria Group25,545   SOLE   NONE   25,445    -   100
American International Group22,450   SOLE   NONE   21,500    -   950
Anadarko Petroleum17,480   SOLE   NONE   17,080    -   400
AT&T28,003   SOLE   NONE   27,092    -   911
Automatic Data Processing17,213   SOLE   NONE     16,613    -   600
Bank of America38,172   SOLE   NONE       37,572    -   600
Bellsouth14,358   SOLE   NONE       13,890    -   468
Berkshire Hathaway12  SOLE   NONE       12        -   -
Biotechnology Index Fund15,030   SOLE   NONE       14,830    -   200
Blackrock Enhanced Dividend Ac10,443   SOLE  NONE   10,443    -   -
Boeing11,160   SOLE   NONE   10,960    -   200
BP PLC ADR22,372   SOLE   NONE   21,772    -   600
Bristol Myers Squibb10,916   SOLE   NONE   10,916    -   -
Caterpillar5,100   SOLE   NONE   5,100     -   -
Chevron Texaco43,722   SOLE   NONE   41,613    -   2,109
Citigroup55,053   SOLE   NONE   53,553    -   1,500
Coca Cola11,750   SOLE   NONE   11,350    -   400
Colgate-Palmolive Co14,450   SOLE   NONE   14,150    -   300
Comcast Cl A5,444   SOLE   NONE   5,144     -   300
ConocoPhilips33,310   SOLE   NONE   32,860    -   450
Disney, Walt41,400   SOLE   NONE   40,700    -   700
Dominion Resources2,454   SOLE   NONE   1,654     -   800
Dow Chemical22,140   SOLE   NONE   20,940    -   1,200
Duke Energy40,418   SOLE   NONE   37,894    -   2,524
DuPont23,567   SOLE   NONE   23,210    -   357
Eli Lilly37,295   SOLE   NONE   36,645    -   650
Emerson Electric35,250   SOLE   NONE   33,750    -   1,500
Entergy3,381   SOLE   NONE   3,381     -   -
Exelon30,560   SOLE   NONE   29,760    -   800
Exxon Mobil49,396   SOLE   NONE   46,096    -   3,300
Federal Realty2,600   SOLE   NONE   2,600     -   -
Gannett3,750   SOLE   NONE   3,750     -   -
General Dynamics5,012    SOLE   NONE   5,012     -   -
General Electric102,117   SOLE   NONE   86,917    -   15,200
General Mills9,500   SOLE   NONE   9,200     -   300
Goldman Sachs Group2,600   SOLE   NONE   2,600     -   -
Halliburton23,820   SOLE   NONE   23,820    -   -
Hartford Financial Services6,190   SOLE   NONE   5,940     -   250
Home Depot19,240   SOLE   NONE   18,740    -   500
Honeywell34,090   SOLE  NONE   33,590    -   500
Illinois Tool Works11,876   SOLE   NONE   11,876    -   -
International Business Machine19,625   SOLE   NONE   18,475    -   1,150
iShares MSCI EAFE Index fund44,310   SOLE   NONE   42,910    -   1,400
iShares MSCI Emerging Markets 4,510   SOLE   NONE   4,510     -   -
iShares MSCI Japan Index Fund50,210   SOLE   NONE   48,310    -   1,900
iShares S&P 400 Midcap Index2,950   SOLE   NONE   2,950     -   -
iShares S&P 500 Index10,200   SOLE   NONE   10,200    -   -
iShares Trust Dow Jones US Tec8,600   SOLE   NONE   8,000     -   600
Johnson & Johnson51,174   SOLE   NONE   49,874    -   1,300
JP Morgan Chase55,143   SOLE   NONE   54,343    -   800
Kimberly-Clark12,200   SOLE   NONE   12,000    -   200
Marathon Oil21,050   SOLE   NONE   20,550    -   500
Medtronic15,135   SOLE   NONE   15,035    -   100
Merrill Lynch 9,745   SOLE   NONE   9,745     -   -
Microsoft 48,415   SOLE   NONE   47,315    -   1,100
Morgan Stanley13,970   SOLE   NONE   13,070    -   900
Motorola15,090   SOLE   NONE   15,090    -   -
Occidental Petroleum 18,740   SOLE   NONE   18,540    -   200
Pepco Holdings9,622   SOLE   NONE   8,922     -   700
Pepsico29,142   SOLE   NONE   28,742    -   400
Pfizer28,262   SOLE   NONE   26,862    -   1,400
Procter & Gamble31,720   SOLE   NONE   30,720    -   1,000
Progress Energy7,505   SOLE   NONE   7,505     -   -
Raytheon19,530   SOLE   NONE   19,030    -   500
Royal Dutch Shell PLC3,800   SOLE   NONE   2,400     -   1,400
S&P 400 Midcap Index Trust8,000   SOLE   NONE   7,500     -   500
S&P Technology Sector SPDR43,920   SOLE   NONE   42,420    -   1,500
Sandy Spring Bancorp12,181   SOLE   NONE   12,181    -   -
Schlumberger14,950   SOLE   NONE   14,550    -   400
Seagate Technology15,590   SOLE   NONE   15,590    -   -
Southern 17,750   SOLE   NONE   17,550    -   200
Suncor Energy4,600   SOLE   NONE   4,600     -   -
SunTrust Banks377,529   SOLE   NONE   377,529   -   -
Tate & Lyle PFC ADR8,400   SOLE   NONE   8,400     -   -
Texas Instruments32,750   SOLE   NONE   32,350    -   400
Time Warner 22,210   SOLE   NONE   22,210    -   -
United Parcel Service8,690   SOLE   NONE   8,690     -   -
United Technologies46,000   SOLE   NONE   44,200    -   1,800
Unitedhealth Group 73,204   SOLE   NONE   72,704    -   500
Verizon50,768   SOLE   NONE   49,320    -   1,448
Wal Mart Stores8,850   SOLE   NONE   8,550     -   300
Wells Fargo23,980   SOLE   NONE   22,980    -   1,000
Wyeth37,400   SOLE   NONE   36,550    -   850
Xcel Energy Inc. 11,174   SOLE   NONE   11,174    -   -
Zweig Total Return Fund20,181   SOLE   NONE   20,181    -   -

TOTAL PORTFOLIO 135,163